Income tax (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Income Tax Expense (Benefit)	$ 1,755	$ 449
Utilization of Tax Loss Carryforwards	159
Long-term Income Tax Payable	$ 159